Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ (1,016,991)	$ 292,239
Non-PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	(445,352)	(328,168)
PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ (571,639)	$ 620,407